CAPITAL AND RESERVES - Schedule of Issuance of Common Shares Related to Acquisitions (Details) - Ordinary shares - USD ($) $ in Thousands																																			12 Months Ended
	Dec. 17, 2024	Dec. 02, 2024	Nov. 15, 2024	Nov. 07, 2024	Nov. 06, 2024	Oct. 22, 2024	Oct. 18, 2024	Sep. 26, 2024	Aug. 05, 2024	Jul. 30, 2024	Jul. 22, 2024	Jul. 11, 2024	May 16, 2024	May 13, 2024	Apr. 11, 2024	Mar. 15, 2024	Oct. 20, 2023	Oct. 05, 2023	Jul. 25, 2023	Jul. 21, 2023	May 15, 2023	Apr. 20, 2023	Apr. 01, 2023	Mar. 30, 2023	Jan. 13, 2023	Dec. 21, 2022	Nov. 18, 2022	Nov. 16, 2022	Nov. 07, 2022	Sep. 23, 2022	Sep. 16, 2022	Aug. 05, 2022	Jun. 07, 2022	Apr. 29, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Habitant
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																5,027
Proceeds from issuing shares																$ 0
Proceeds from issuing other equity instruments																$ 1,208
EXIT
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)						2,560									10,700
Proceeds from issuing shares						$ 500									$ 2,402
gA
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)										8,651				855
Proceeds from issuing shares										$ 1,483				$ 182
Ewave
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)			8,277										7,807															32,524
Proceeds from issuing shares			$ 1,680										$ 1,631															$ 5,859
KTBO
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)				1,604									1,502																9,624
Proceeds from issuing shares				$ 333									$ 312																$ 1,540
Walmeric
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)												12,410								6,730
Proceeds from issuing shares												$ 2,165								$ 1,119
Common
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)											22,238
Proceeds from issuing shares											$ 4,322
Pentalog
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)									20,553										177,504
Proceeds from issuing shares									$ 3,528										$ 32,320
Exusia
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)								85,260
Proceeds from issuing shares								$ 16,882
Blankfactor
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)	8,864				2,838		299,255
Proceeds from issuing shares	$ 1,730				$ 28		$ 67,489
Omnia
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)				9,102
Proceeds from issuing shares				$ 2,130
Iteris
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)		44,424
Proceeds from issuing shares		$ 8,579
Genexus
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)		12,070																															21,328
Proceeds from issuing shares		$ 2,800																															$ 4,947
Cloudshift
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																									17,443									8,761
Proceeds from issuing shares																									$ 3,068									$ 2,251
Navint
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																							416	9,087
Proceeds from issuing shares																							$ 68	$ 1,492
Experience IT
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																						29,120
Proceeds from issuing shares																						$ 4,521
Xappia
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																					6,242
Proceeds from issuing shares																					$ 1,000
Atix
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																		4,601														4,534
Proceeds from issuing shares																		$ 850														$ 850
GUT
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																	152,617
Proceeds from issuing shares																	$ 28,223
Grupo Assa Corp.
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																															34,754
Proceeds from issuing shares																															$ 7,224
Sysdata
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																														19,640
Proceeds from issuing shares																														$ 4,052
Vertic
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																											41,252
Proceeds from issuing shares																											$ 7,312
Adbid
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																										10,728
Proceeds from issuing shares																										$ 1,821
TOTAL
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																																			563,997	403,760	183,145
Proceeds from issuing shares																																			$ 118,176	$ 72,661	$ 35,856